As filed with the Securities and Exchange Commission on September 28, 2010
1933 Act Registration No. 333-118477
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 9

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 134

Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln VULdb-IV

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Nicole S. Jones
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b)
/ / on August 16, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 September 3, 2010.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, as submitted with Post-Effective Amendment No. 7 to Registration Statement on Form N-6 filed on
April 21, 2010 (File No. 333-118477), are incorporated herein by reference.

Supplement Dated September 28, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE
Lincoln VULONE 2005
Lincoln VULDB-IV
Lincoln VULCV-IV

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)

(2) N/A

(3)         (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(5) and amendment(12)

(4)         (a) Policy Form LN690.(7)

(b) Riders.(2)

(c) Accounting Value Rider - Policy Form LR500.(8)

(d) Change of Insured Rider - Policy Form LR496.(8)

(e) Estate Tax Repeal Rider - Policy Form LR511.(9)

(f) Supplemental Term Insurance Rider - Policy Form LR515.(7)

(5)         (a) Application.(6)

(6)         (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(1a)

(b) Bylaws of The Lincoln National Life Insurance Company.(1b)

(7) Form of Reinsurance Contracts.(10)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) AllianceBernstein Variable Products Series Fund, Inc.(13)

(b) American Century Investments Variable Portfolios, Inc.(13)

(c) American Funds Insurance Series(13)

(d) BlackRock Variable Series Funds, Inc.(13)

(e) Delaware VIP Trust(13)

(f) DWS Investments VIT Funds(13)

(g) DWS Variable Series II(13)

(h) Fidelity Variable Insurance Products(13)

(i) Franklin Templeton Variable Insurance Products Trust(13)

(j) Janus Aspen Series(13)

(k) Lincoln Variable Insurance Products Trust(13)

(l) MFS Variable Insurance Trust(3)

(m) Neuberger Berman Advisers Management Trust(3)

(n) PIMCO Variable Insurance Trust(13)

(9)         (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company
and Lincoln Life & Annuity Company of New York.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures.(13)

___________________

(1)         (a)Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 033-27783) filed on December 5, 1996

(1)         (b) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 033-118478) filed on April 5, 2007.

(2) Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.

(3) Incorporated by reference to Post-Effective Amendment on Form N-6 (File No. 333-139960) filed on April 1, 2009.

(4) Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.

(7) Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-84360) filed on March 15, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-54338) filed on September 14, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(11) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4 (File No. 333-145531) filed on August 26, 2010.

(12)         (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on
April 22, 1999.

(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990)
filed on April 13, 2000.

(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990)
filed on April 13, 2000.

(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial
Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 033-61554) filed on December 18, 2007.

(13) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

 Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Directors
Dennis R. Glass**	President and Director
Michael J. Burns*****	Senior Vice President
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Lawrence A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen*****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Rise C. M. Taylor*	Vice President and Treasurer
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam II*****	Senior Vice President, Chief Investment Officer
Randall Freitag**	Senior Vice President, Chief Risk Officer

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

***** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (11)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable
Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President, Chief Financial Officer and Director
Linda Woodward***	Secretary
Joel Schwartz*	Vice President and Director
Anant Bhalla*	Vice President, Treasurer
Thomas O'Neill*	Vice President, Chief Operating Officer, and Director

* Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102

** Principal Business address is 350 Church Street, Hartford, CT 06103

*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has caused this Post-Effective Amendment
No. 9 to the Registration Statement (File No.: 333-118477; 811-08557; CIK No. 0001048607) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the
City of Hartford and State of Connecticut on the 28th day of September, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.
.

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement (File No.: 333-118477; 811-08557;
CIK No. 0001048607) on Form N-6 has been signed below on September 28, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and
Frederick J. Crawford	Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Kelly D. Clevenger,
Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statements; including exhibits, or other documents filed on
Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life Flexible Premium Variable Life Account D: 033-00417
Lincoln Life Flexible Premium Variable Life Account F: 033-14692; 333-40745
Lincoln Life Flexible Premium Variable Life Account G: 033-22740
Lincoln Life Flexible Premium Variable Life Account J:  033-76434
Lincoln Life Flexible Premium Variable Life Account K: 033-76432
Lincoln Life Flexible Premium Variable Life Account M: 333-42479; 333-54338; 333-84370;
333-84360; 333-111137; 333-111128; 333-118478; 333-118477; 333-63940; 333-82663;
333-139960; 333-145090; 333-146507; 333-163139
Lincoln Life Flexible Premium Variable Life Account R: 333-33782; 333-90432; 333-115882;
333-125792; 333-125991; 333-43107; 333-145235; 333-145239
Lincoln Life Flexible Premium Variable Life Account S: 333-72875; 333-104719; 333-125790
Lincoln Life Flexible Premium Variable Life Account Y: 333-118482; 333-118481; 333-115883;
333-81882; 333-81884; 333-81890; 333-90438; 333-156123
Lincoln Life Flexible Premium Variable Life Account JF-A: 333-144268; 333-144269; 333-144271;
333-144272; 333-144273; 333-144274; 333-144275
Lincoln Life Flexible Premium Variable Life Account JF-C: 333-144264; 333-144270

Variable Annuity Separate Accounts:
Lincoln National Variable Annuity Fund A: 002-26342; 002-25618
Lincoln National Variable Annuity Account C: 033-25990; 333-50817; 333-68842; 333-112927
Lincoln National Variable Annuity Account E: 033-26032
Lincoln National Variable Annuity Account H: 033-27783; 333-18419; 333-35780; 333-35784;
333-61592; 333-63505; 333-135219
Lincoln National Variable Annuity Account L: 333-04999
Lincoln Life Variable Annuity Account N: 333-40937; 333-36316; 333-36304; 333-61554;
333-119165; 333-135039; 333-138190; 333-149434
Lincoln Life Variable Annuity Account Q: 333-43373
Lincoln Life Variable Annuity Account T: 333-32402; 333-73532
Lincoln Life Variable Annuity Account W: 333-52572; 333-52568; 333-64208
Lincoln Life Variable Annuity Account JL-A: 333-141888
Lincoln Life Variable Annuity Account JF-I: 333-144276; 333-144277
Lincoln Life Variable Annuity Account JF-II: 333-144278

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and
Frederick J. Crawford	Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                         Vice President and Director
Keith J. Ryan